STATEMENT OF STOCKHOLDERS' DEFICIT (USD $)	Common Stock	Additional Paid-In Capital	Share Subscription Receivable	Deficit Accumulated During the Exploration Stage	Total
Beginning Period, Amount at Oct. 31, 2006
Shares issued for cash - at $0.0055 per share, November 1, 2006, Shares	1,710,000
Shares issued for cash - at $0.0055 per share, November 1, 2006, Amount	$ 1,710	$ 7,790			$ 9,500
Share Subscription Receivable			(9,500)		(9,500)
Net loss				(1,413)	(1,413)
Ending Period, Amount at Nov. 30, 2006	1,710	7,790	(9,500)	(1,413)	(1,413)
Ending Period, Shares at Nov. 30, 2006	1,710,000
Proceeds from Subscription Receivable			9,500		9,500
Shares issued for cash - at $0.1111 per share, October, 2007, Shares	79,200
Shares issued for cash - at $0.1111 per share, October, 2007, Amount	7,922	8,721			8,800
Shares issued for cash - at $0.1111 per share, November, 2007, Shares	21,600
Shares issued for cash - at $0.1111 per share, November, 2007, Amount		2,378			2,400
Net loss				(24,090)	(24,090)
Ending Period, Amount at Nov. 30, 2007	1,811	18,889		(25,503)	(4,803)
Ending Period, Shares at Nov. 30, 2007	1,810,800
Net loss				(32,324)	(32,324)
Ending Period, Amount at Nov. 30, 2008	1,811	18,889		(57,827)	(37,127)
Ending Period, Shares at Nov. 30, 2008	1,810,800
Common Stock redeemed at $0.0055 - per share on March 25, 2009, Shares	(1,530,000)
Common Stock redeemed at $0.0055 - per share on March 25, 2009, Amount	(1,530)	(6,970)			(8,500)
Shares issued for cash - At $87.50 per share - June, 2009, Shares	120
Shares issued for cash - At $87.50 per share - June, 2009, Amount		10,500			10,500
Net loss				(30,425)	(30,425)
Ending Period, Amount at Nov. 30, 2009	281	22,419		(88,252)	(65,552)
Ending Period, Shares at Nov. 30, 2009	280,920
Net loss				(43,305)	(43,305)
Ending Period, Amount at Nov. 30, 2010	281	22,419		(131,557)	(108,857)
Ending Period, Shares at Nov. 30, 2010	280,920
Net loss				(18,883)	(18,883)
Ending Period, Amount at Nov. 30, 2011	281	22,419		(150,440)	(127,740)
Ending Period, Shares at Nov. 30, 2011	280,920
Net loss				(28,365)	(28,365)
Ending Period, Amount at Aug. 31, 2012	$ 281	$ 22,419		$ (178,805)	$ (156,105)
Ending Period, Shares at Aug. 31, 2012	280,920